Subsequent Events (Details) € in Millions			3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
		Apr. 03, 2020 shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)		Jun. 30, 2020 EUR (€)
Subsequent Event [Line Items]
Net pre-tax restructuring costs (benefit)								$ 245,000,000
Aggregate Line of Credit Facility Maximum Borrowing Capacity								$ 10,350,000,000
Proceeds from Issuance of Debt											$ 11,000,000,000.0
Forecast [Member]
Subsequent Event [Line Items]
Net pre-tax restructuring costs (benefit)							$ 685,000,000
Goodwill, Impairment Loss				$ 3,200,000,000
Aggregate Line of Credit Facility Maximum Borrowing Capacity				7,000,000,000.0		$ 7,000,000,000.0
Proceeds from Issuance of Debt						19,300,000,000
Repayments of Debt						15,174,000,000
Extinguishment of Debt, Amount							$ 703,000,000
Debt Exchanged				$ 8,200,000,000		$ 8,200,000,000
Collins Aerospace Systems [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses			$ 2,300,000,000
Gain (Loss) on Disposition of Business			580,000,000
Gain (Loss) on Disposition of Business, Net of Tax			$ 253,000,000
Otis [Member]
Subsequent Event [Line Items]
Shares of common stock distributed in the Distribution | shares		433,079,455
Otis [Member] | Forecast [Member]
Subsequent Event [Line Items]
Shares of common stock distributed in the Distribution | shares		433,079,455
Carrier [Member] | Forecast [Member]
Subsequent Event [Line Items]
Shares of common stock distributed in the Distribution | shares		866,158,910
Raytheon Company [Member] | Forecast [Member]
Subsequent Event [Line Items]
Business Acquisition UTC stock payable shares | shares		2.3348
Notes 2.250% Due 2030 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.25%		2.25%							2.25%
Debt Instrument, Maturity Year Date						2030
Proceeds from Issuance of Debt						$ 1,000,000,000
Notes 3.125% Due 2050 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.125%		3.125%							3.125%
Debt Instrument, Maturity Year Date						2050
Proceeds from Issuance of Debt						$ 1,000,000,000
Otis 3-Year Term Loan due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Year Date						2023
Proceeds from Issuance of Debt						$ 1,000,000,000
Carrier 3-Year Term Loan due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Year Date						2023
Proceeds from Issuance of Debt						$ 1,750,000,000
Notes 1.923% Due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.923%		1.923%							1.923%
Debt Instrument, Maturity Year Date						2023
Proceeds from Issuance of Debt						$ 500,000,000
Libor plus 0.45% floating rates due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.45%		0.45%							0.45%
Debt Instrument, Maturity Year Date						2023
Proceeds from Issuance of Debt						$ 500,000,000
Notes 2.056% Due 2025 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.056%		2.056%							2.056%
Debt Instrument, Maturity Year Date						2025
Proceeds from Issuance of Debt						$ 1,300,000,000
Notes 2.242% Due 2025 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.242%		2.242%							2.242%
Debt Instrument, Maturity Year Date						2025
Proceeds from Issuance of Debt						$ 2,000,000,000
Notes 2.293% Due 2027 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.293%		2.293%							2.293%
Debt Instrument, Maturity Year Date						2027
Proceeds from Issuance of Debt						$ 500,000,000
Notes 2.493% Due 2027 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.493%		2.493%							2.493%
Debt Instrument, Maturity Year Date						2027
Proceeds from Issuance of Debt						$ 1,250,000,000
Notes 2.565% Due 2030 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.565%		2.565%							2.565%
Debt Instrument, Maturity Year Date						2030
Proceeds from Issuance of Debt						$ 1,500,000,000
Notes 2.722% Due 2030 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.722%		2.722%							2.722%
Debt Instrument, Maturity Year Date						2030
Proceeds from Issuance of Debt						$ 2,000,000,000
Notes 3.112% Due 2040 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.112%		3.112%							3.112%
Debt Instrument, Maturity Year Date						2040
Proceeds from Issuance of Debt						$ 750,000,000
Notes 3.377% Due 2040 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.377%		3.377%							3.377%
Debt Instrument, Maturity Year Date						2040
Proceeds from Issuance of Debt						$ 1,500,000,000
Notes 3.362% Due 2050 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.362%		3.362%							3.362%
Debt Instrument, Maturity Year Date						2050
Proceeds from Issuance of Debt						$ 750,000,000
Notes 3.577% Due 2050 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.577%		3.577%							3.577%
Debt Instrument, Maturity Year Date						2050
Proceeds from Issuance of Debt						$ 2,000,000,000
Notes 3.650% Due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.65%
Debt Instrument, Maturity Year Date								2023		2023
Proceeds from Issuance of Debt	[1]							$ 2,250,000,000
Debt Instrument, Carrying Amount	[2]							$ 2,250,000,000			2,250,000,000
Notes 3.650% Due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.65%		3.65%							3.65%
Debt Instrument, Maturity Year Date						2023
Repayments of Debt					$ 1,669,000,000	$ 410,000,000
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								0.20%
Debt Instrument, Maturity Year Date								2020		2020
Proceeds from Issuance of Debt | €	[3]									€ 750
Debt Instrument, Carrying Amount	[4]							$ 831,000,000			858,000,000
EURIBOR plus 0.20% floating rate notes due 2020 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.20%		0.20%							0.20%
Debt Instrument, Maturity Year Date						2020
Debt Instrument, Carrying Amount | €													€ 750
Repayments of Debt						$ 817,000,000
Notes 4.500% Due 2020 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								4.50%
Debt Instrument, Maturity Year Date								2020		2020
Debt Instrument, Carrying Amount	[2]							$ 1,250,000,000			1,250,000,000
Notes 4.500% Due 2020 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.50%		4.50%							4.50%
Debt Instrument, Maturity Year Date						2020
Repayments of Debt						$ 1,250,000,000
Notes 1.125% Due 2021 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.125%
Debt Instrument, Maturity Year Date								2021		2021
Debt Instrument, Carrying Amount	[2]							$ 1,053,000,000			1,088,000,000
Notes 1.125% Due 2021 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.125%		1.125%							1.125%
Debt Instrument, Maturity Year Date						2021
Debt Instrument, Carrying Amount | €													€ 950
Repayments of Debt						$ 1,082,000,000
Notes 1.250% due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.25%
Debt Instrument, Maturity Year Date								2023		2023
Debt Instrument, Carrying Amount	[2]							$ 831,000,000			858,000,000
Notes 1.250% due 2023 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.25%		1.25%							1.25%
Debt Instrument, Maturity Year Date						2023
Debt Instrument, Carrying Amount | €													€ 750
Repayments of Debt						$ 836,000,000
Notes 1.150% Due 2024 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.15%
Debt Instrument, Maturity Year Date								2024		2024
Proceeds from Issuance of Debt | €	[3]									€ 750
Debt Instrument, Carrying Amount	[2]							$ 831,000,000			858,000,000
Notes 1.150% Due 2024 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.15%		1.15%							1.15%
Debt Instrument, Maturity Year Date						2024
Debt Instrument, Carrying Amount | €													€ 750
Repayments of Debt						$ 841,000,000
Notes 1.875% Due 2026 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.875%
Debt Instrument, Maturity Year Date								2026		2026
Debt Instrument, Carrying Amount	[2]							$ 554,000,000			573,000,000
Notes 1.875% Due 2026 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.875%		1.875%							1.875%
Debt Instrument, Maturity Year Date						2026
Debt Instrument, Carrying Amount | €													€ 500
Repayments of Debt						$ 567,000,000
Notes 1.900% Due 2020 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.90%
Debt Instrument, Maturity Year Date								2020		2020
Debt Instrument, Carrying Amount	[2]							$ 1,000,000,000			1,000,000,000
Notes 1.900% Due 2020 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.90%		1.90%							1.90%
Debt Instrument, Maturity Year Date						2020
Repayments of Debt						$ 1,000,000,000
Notes 3.350% due 2021 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.35%
Debt Instrument, Maturity Year Date								2021		2021
Proceeds from Issuance of Debt	[1]							$ 1,000,000,000
Debt Instrument, Carrying Amount	[2]							$ 1,000,000,000			1,000,000,000
Notes 3.350% due 2021 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.35%		3.35%							3.35%
Debt Instrument, Maturity Year Date						2021
Repayments of Debt						$ 1,000,000,000
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								0.65%
Debt Instrument, Maturity Year Date								2021		2021
Proceeds from Issuance of Debt	[1]							$ 750,000,000
Debt Instrument, Carrying Amount	[2]							$ 750,000,000	[5]		750,000,000	[6]
LIBOR plus 0.650% floating rate notes due 2021 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.65%		0.65%							0.65%
Debt Instrument, Maturity Year Date						2021
Repayments of Debt						$ 750,000,000
Notes 1.950% Due 2021 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.95%
Debt Instrument, Maturity Year Date								2021		2021
Debt Instrument, Carrying Amount	[2]							$ 750,000,000			750,000,000
Notes 1.950% Due 2021 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.95%		1.95%							1.95%
Debt Instrument, Maturity Year Date						2021
Repayments of Debt						$ 750,000,000
Notes 2.300% Due 2022 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								2.30%
Debt Instrument, Maturity Year Date								2022		2022
Debt Instrument, Carrying Amount	[2]							$ 500,000,000			500,000,000
Notes 2.300% Due 2022 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.30%		2.30%							2.30%
Debt Instrument, Maturity Year Date						2022
Repayments of Debt						$ 500,000,000
Notes 3.100% Due 2022 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								3.10%
Debt Instrument, Maturity Year Date								2022		2022
Debt Instrument, Carrying Amount	[2]							$ 2,300,000,000			2,300,000,000
Notes 3.100% Due 2022 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.10%		3.10%							3.10%
Debt Instrument, Maturity Year Date						2022
Repayments of Debt						$ 2,300,000,000
Notes 2.800% Due 2024 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								2.80%
Debt Instrument, Maturity Year Date								2024		2024
Debt Instrument, Carrying Amount	[2]							$ 800,000,000			800,000,000
Notes 2.800% Due 2024 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.80%		2.80%							2.80%
Debt Instrument, Maturity Year Date						2024
Repayments of Debt						$ 800,000,000
Notes 4.875% Due 2020 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								4.875%
Debt Instrument, Maturity Year Date								2020		2020
Debt Instrument, Carrying Amount	[2]							$ 171,000,000			171,000,000
Notes 4.875% Due 2020 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.875%		4.875%							4.875%
Debt Instrument, Maturity Year Date						2020
Repayments of Debt						$ 171,000,000
Notes 2.650% Due 2026 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								2.65%
Debt Instrument, Maturity Year Date								2026		2026
Debt Instrument, Carrying Amount	[2]							$ 1,150,000,000			$ 1,150,000,000
Notes 2.650% Due 2026 [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.65%		2.65%							2.65%
Debt Instrument, Maturity Year Date						2026
Repayments of Debt						$ 431,000,000
Line of Credit [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement								4,000,000,000.0
$2.0B revolving credit agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement								$ 2,000,000,000.0
Line of Credit Facility, Maximum Borrowing Capacity				$ 2,000,000,000.0		2,000,000,000.0
1.75B Credit Agreement - Carrier [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement				1,750,000,000		1,750,000,000
Line of Credit - Otis [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement				1,000,000,000.0		1,000,000,000.0
Borrowings [Member] | Forecast [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				2,100,000,000		2,100,000,000
Revolving Credit Agreement, Current [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement				2,200,000,000		2,200,000,000
Multicurrency Revolving Credit Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement				2,150,000,000		2,150,000,000
$500M Term Loan Credit Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Termination of Credit Agreement				500,000,000		500,000,000
1.0B Credit Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				1,000,000,000.0		1,000,000,000.0
Revolving Credit Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 5,000,000,000.0		$ 5,000,000,000.0

[1]	(1) The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
[2]	We may redeem these notes at our option pursuant to their terms.
[3]	(3) The net proceeds received from these debt issuances were used for general corporate purposes.
[4]	The three-month EURIBOR rate as of December 31, 2019 was approximately (0.383)%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[5]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
[6]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.